UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008
                                                  -------------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       MLT Management, LLC
Address:    767 Third Avenue, 16th Floor
            New York, NY  10017

Form 13F File Number:    28-11387
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel J. Barach
Title:    Manager
Phone:    (212) 421-2757

Signature, Place, and Date of Signing:

     /s/ Daniel J. Barach           New York, NY              11/06/2008
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:       $64,626 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                               FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6     COLUMN 7           COLUMN 8
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                                                      VALUE    SHRS OR    SH/  PUT/ INVESTMENT    OTHER              VOTING
        NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT    PRN  CALL DISCRETION   MANAGERS          AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole    Shared  None
                                                                                                               ----    ------  ----
PEABODY ENERGY CORP             COM          704549104  2,250      50,000  SH       Sole                           50,000
CELESTICA INC                   SUB VTG SHS  15101Q108  7,728   1,200,000  SH       Sole                        1,200,000
DENDREON CORP                   COM          24823Q107  7,094   1,242,411  SH       Sole                        1,242,411
HUMAN GENOME SCIENCES INC       COM          444903108  7,620   1,200,000  SH       Sole                        1,200,000
INFOCUS CORP                    COM          45665B106  2,940   2,000,000  SH       Sole                        2,000,000
IRVINE SENSORS CORP             COM PAR $    463664607    140     140,000  SH       Sole                          140,000
JETBLUE AIRWAYS CORP            COM          477143101  9,900   2,000,000  SH       Sole                        2,000,000
PLANETOUT INC                   COM NEW      727058208    456     176,194  SH       Sole                          176,194
MELCO CROWN ENTMNT LTD          ADR          585464100 10,773   2,700,000  SH       Sole                        2,700,000
NORTEL NETWORKS CORP NEW        COM NEW      656568508  4,032   1,800,000  SH       Sole                        1,800,000
SIRIUS XM RADIO INC             COM          82967N108  5,700  10,000,000  SH       Sole                       10,000,000
SOHU COM INC                    COM          83408W103  4,733      84,900  SH       Sole                           84,900
TOLLGRADE COMMUNICATIONS INC    COM          889542106  1,260     300,000  SH       Sole                          300,000